Land Use Rights, Net	12 Months Ended
Dec. 31, 2019
Land Use Rights, Net.
Land Use Rights, Net

9. Land Use Rights, Net

Land use rights and related accumulated amortization were as follows:

	December 31,	December 31,
	2018	2019
Land use rights	216,489	216,489
Less: Accumulated amortization—land use rights	(2,827)	(7,674)
Total land use rights, net	213,662	208,815

In June 2018, XPT NJEP entered into an agreement to purchase land use rights for usage of land to build a factory for manufacturing of e-powertrain for the Group.

The Group recorded amortization expenses for land use rights of nil, RMB2,827 and RMB4,847 for the years ended December 31, 2017, 2018 and 2019, respectively.